Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.2	₪ 0.2
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	15,951,648	15,343,764
Ordinary shares, shares outstanding	15,915,616	15,307,732